Environmental, Health and Safety Matters (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Site Contingency [Line Items]
Capital expenditures for EHS matters	$ 7	$ 8
Environmental reserves	15		$ 8
Harrisburg Remediation
Site Contingency [Line Items]
Environmental reserves	$ 2